VANECK RARE EARTH/STRATEGIC METALS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 41.3%
Allkem Ltd. *	5,280,736	$46,941,151
Australian Strategic Materials Ltd. *	13,828	20,701
AVZ Minerals Ltd. * †	69,192,235	22,576,648
Core Lithium Ltd. * †	28,007,069	19,735,001
Iluka Resources Ltd.	4,663,316	27,137,104
ioneer Ltd. * †	31,519,784	12,737,646
Lake Resources NL * †	24,191,047	13,721,959
Liontown Resources Ltd. * †	29,840,617	28,278,453
Lynas Rare Earths Ltd. * †	8,122,278	39,371,160
Pilbara Minerals Ltd. *	20,271,473	58,789,710
Sayona Mining Ltd. * †	126,190,161	18,947,213
Sierra Rutile Holdings Ltd. * †	28,192	3,807
		288,260,553
Brazil: 3.8%
Sigma Lithium Corp. (USD) * †	977,935	26,590,053
Canada: 6.2%
Lithium Americas Corp. (USD) * †	1,192,834	31,288,036
Standard Lithium Ltd. (USD) * †	2,774,193	12,012,256
		43,300,292
China: 29.8%
China Northern Rare Earth Group High-Tech Co. Ltd.	13,935,411	51,671,077
Ganfeng Lithium Co. Ltd. (HKD) 144A †	4,128,240	27,270,309
Shenghe Resources Holding Co. Ltd.	15,510,387	32,723,504
	Number of Shares	Value
China (continued)
Tianqi Lithium Corp. (HKD) *	1,896,200	$16,546,669
Xiamen Tungsten Co. Ltd.	8,978,971	28,357,737
Zhejiang Huayou Cobalt Co. Ltd.	5,693,691	51,053,562
		207,622,858
France: 2.2%
Eramet SA	189,651	14,921,534
Netherlands: 1.9%
AMG Advanced Metallurgical Group NV	595,492	13,380,753
United States: 14.8%
Livent Corp. * †	1,273,145	39,021,894
MP Materials Corp. *	1,092,989	29,838,600
Piedmont Lithium, Inc. *	309,377	16,548,576
Tronox Holdings Plc	1,471,230	18,022,567
		103,431,637
Total Common Stocks (Cost: $619,354,298)		697,507,680

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.8% (Cost: $47,566,870)
Money Market Fund: 6.8%
State Street Navigator Securities Lending Government Money Market Portfolio	47,566,870	47,566,870
Total Investments: 106.8% (Cost: $666,921,168)		745,074,550
Liabilities in excess of other assets: (6.8)%		(47,201,730)
NET ASSETS: 100.0%		$697,872,820

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $176,566,176.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $27,270,309, or 3.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	100.0%	$697,507,680
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